SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Revenue Recognition) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Business taxes and surcharges	¥ (3,635)	¥ (2,909)	¥ (3,265)
Total net revenues	1,375,192	1,399,844	1,236,273
Services transferred at a point in time
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	6,350	18,113	15,736
Services transferred over time
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	1,368,842	1,381,731	1,220,537
Tuition fee
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net revenues	1,372,460	1,384,602	1,223,760
Certification service fee
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net revenues	3,482	13,158	4,184
Others
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net revenues	¥ 2,885	¥ 4,993	¥ 11,594